Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventories [Abstract]
Manufactured products	$ 448	$ 270	$ 263
Manufactured products	403	189	173
Logs and other raw materials	210	119	125
Inventory	$ 1,061	$ 578	$ 561